Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust II
Entity Central Index Key	0001804196
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000243161 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Moderate Buffer ETF
Class Name	iShares Large Cap Moderate Buffer ETF
Trading Symbol	IVVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Moderate Buffer ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Moderate Buffer ETF	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[1]
Expense Ratio, Percent	0.47%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 13.96%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity returns and provided a measure of downside protection when equities moved lower in early 2025. The Fund used derivatives, such as options and futures contracts, during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.96%	14.40%
S&P 500® Index	16.33	21.09

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 11, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 108,091,373
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 371,136
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$108,091,373
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$371,136
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.8%
Purchased Put Options	1.5%
Futures	0.0	%(a)
Written Put Options	(0.7)%
Written Call Options	(0.9)%
Money Market Funds	0.3%
Other assets, less liabilities	0.0	(a)
(a)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 11, 2025, the Fund's Board approved a change in the name of the Fund to iShares Large Cap Moderate Quarterly Laddered ETF. The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection. In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. These changes are expected to become effective on or about October 1, 2025.

Material Fund Change Name [Text Block]	On July 11, 2025, the Fund's Board approved a change in the name of the Fund to iShares Large Cap Moderate Quarterly Laddered ETF.
Material Fund Change Objectives [Text Block]	The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection.
Material Fund Change Strategies [Text Block]	In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000243162 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Deep Buffer ETF
Class Name	iShares Large Cap Deep Buffer ETF
Trading Symbol	IVVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Large Cap Deep Buffer ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Deep Buffer ETF	$50(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.48%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended July 31, 2025, the Fund returned 9.78%.
  For the same period, the S&P 500® Index returned 16.33%.
What contributed to performance?
The Fund accomplished its goal of delivering upside performance to the cap in line with the index, as well as protecting against the majority of the losses for the index during times of market weakness.
What detracted from performance?
As designed, the Fund underperformed during periods of strong equity returns and provided a measure of downside protection when equities moved lower in early 2025. The Fund used derivatives, such as options and futures contracts, during the period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2023 through July 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.78%	12.10%
S&P 500® Index	16.33	21.09

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 11, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 235,650,295
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 728,398
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$235,650,295
Number of Portfolio Holdings	6
Net Investment Advisory Fees	$728,398
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of July 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Purchased Put Options	0.8%
Futures	0.0	%(a)
Written Put Options	(0.2)%
Written Call Options	(0.9)%
Money Market Funds	0.3%
Liabilities in excess of other assets	(0.0	)(b)
(a)	Rounds to less than 0.1%.
(b)	Rounds to greater than (0.1)%.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 11, 2025, the Fund’s Board approved a change in the name of the Fund to iShares Large Cap Deep Quarterly Laddered ETF. The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection. In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates. These changes are expected to become effective on or about October 1, 2025.

Material Fund Change Name [Text Block]	On July 11, 2025, the Fund’s Board approved a change in the name of the Fund to iShares Large Cap Deep Quarterly Laddered ETF.
Material Fund Change Objectives [Text Block]	The investment objective of the Fund will change to seek to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection.
Material Fund Change Strategies [Text Block]	In connection with the Fund’s name change, the Fund’s investment strategy will change to seek to obtain downside protection by employing a “laddered” strategy pursuant to which it buys and sells approximately three-month FLEX Options or other exchange-traded options with overlapping expiration dates.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.